Condensed Consolidated Statements of Operations (Unaudited) - USD ($)		6 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
REVENUE		$ 1,060,442
COST OF REVENUE		793,400
GROSS PROFIT		267,042
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES		(3,626,787)	(9,899,408)
PROVISION FOR EXPECTED CREDIT LOSSES		(15,786,550)	(1,880,986)
RESEARCH AND DEVELOPMENT EXPENSES			(121,580)
STOCK COMPENSATION EXPENSE		(2,192,437)	(273,118)
LOSS FROM OPERATIONS		(21,338,732)	(12,175,092)
OTHER INCOME (EXPENSE), NET
Other income, net		333,333
Amortization of debt issuance costs		(72,284)
Finance expense		(46,570)	(2,120)
TOTAL OTHER INCOME (EXPENSE), NET		214,479	(2,120)
LOSS BEFORE PROVISION FOR INCOME TAXES		(21,124,253)	(12,177,212)
PROVISION FOR INCOME TAXES
NET LOSS		$ (21,124,253)	$ (12,177,212)
Weighted average number of shares*
Weighted average number of shares basic (in Shares)	[1]	24,486,243	150,146
Loss per share - basic and diluted*
Loss per share- basic (in Dollars per share)	[1]	$ (0.86)	$ (81.1)

[1]	Giving retroactive effect to the 40-for-1 reverse share split on September 26, 2022 and the alteration of the authorized issued share capital from ordinary shares into Class A and Class B ordinary shares on March 24, 2023